Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance, Value at Dec. 31, 2014	$ 22,867	$ 19	$ 20,056	$ 2,738	$ 54
Beginning Balance, Shares at Dec. 31, 2014		1,941,617
Net earnings	1,704	$ 0	0	1,704	0
Net change in unrealized gain on available for sale securities, net of income taxes	2	0	0	0	2
Proceeds from stock options exercised, Value	$ 306	$ 1	305	0	0
Proceeds from stock options exercised, Shares	30,540	30,540
Common stock issued as compensation to directors , Value	$ 39	$ 0	39	0	0
Common stock issued as compensation to directors , Shares		3,172
Stock-based compensation	15	$ 0	15	0	0
Ending Balance, Value at Dec. 31, 2015	$ 24,933	$ 20	20,415	4,442	56
Ending Balance, Shares at Dec. 31, 2015	1,975,329	1,975,329
Net earnings	$ 2,220	$ 0	0	2,220	0
Dividends paid	(99)	0	0	(99)	0
Net change in unrealized gain on available for sale securities, net of income taxes	(289)	0	0	0	(289)
Proceeds from stock options exercised, Value	$ 261	$ 0	261	0	0
Proceeds from stock options exercised, Shares	25,450	25,450
Common stock issued as compensation to directors , Value	$ 55	$ 0	55	0	0
Common stock issued as compensation to directors , Shares		3,928
Stock-based compensation	1	$ 0	1	0	0
Ending Balance, Value at Dec. 31, 2016	$ 27,082	$ 20	$ 20,732	$ 6,563	$ (233)
Ending Balance, Shares at Dec. 31, 2016	2,004,707	2,004,707